                    [LOGO OF EXCELSIOR FUNDS APPEARS HERE]

                                 FIXED INCOME
                                  PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              SEPTEMBER 30, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    6
 Government Money Fund....................................................    7
 Money Fund...............................................................    8
 Short-Term Government Securities Fund....................................    9
 Intermediate-Term Managed Income Fund....................................   10
 Managed Income Fund......................................................   11
NOTES TO FINANCIAL STATEMENTS.............................................   12

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                   INTERMEDIATE-
                                                                      SHORT-TERM       TERM
                              TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED      MANAGED
                               MONEY         MONEY         MONEY      SECURITIES      INCOME        INCOME
                                FUND          FUND          FUND         FUND          FUND          FUND
                            ------------  ------------  ------------  -----------  ------------- ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $398,746,390  $542,865,837  $471,305,395  $31,670,320   $84,666,897  $187,785,958
                            ============  ============  ============  ===========   ===========  ============
   Investments, at value
    (excluding Repurchase
    Agreements) (Note 1)..  $398,746,390  $531,352,436  $458,139,049  $31,855,765   $73,871,611  $170,732,812
   Repurchase Agreements,
    at value..............       --         11,513,401    13,166,346      --         11,328,000    17,865,000
   Cash...................       --            --              2,340      --                246           188
   Interest receivable....     4,700,611       152,340       464,161      163,623       847,323     1,746,843
   Receivable for fund
    shares sold...........       --            --            --           240,114       169,139       509,920
   Receivable for
    investments sold......       --            --            --           --            --            --
   Prepaid expenses.......         4,972         7,330         4,446          596         1,098         2,956
   Unamortized
    organization costs
    (Note 5)..............       --            --            --             1,078         1,078       --
                            ------------  ------------  ------------  -----------   -----------  ------------
   TOTAL ASSETS...........   403,451,973   543,025,507   471,776,342   32,261,176    86,218,495   190,857,719
  LIABILITIES:
   Payable for dividends
    declared..............     1,435,100     2,315,642     1,960,563      109,326       376,977       696,632
   Payable for fund shares
    redeemed..............       --            --            --            50,785        24,994        46,309
   Investment advisory
    fees payable (Note
    2)....................        90,095       117,517        91,444        4,375        24,173       100,975
   Administration fees
    payable
    (Note 2)..............        45,738        70,386        55,183        4,003        10,754        24,005
   Administrative service
    fees payable (Note
    2)....................         5,525        15,445        16,988        1,860         3,654         4,387
   Directors' fees payable
    (Note 2)..............         4,326         6,555         5,652          382           874         2,090
   Due to custodian bank..    28,511,735       421,838       --           --            --            --
   Accrued expenses and
    other payables........        30,036        54,125        47,299       15,433        21,952        22,990
                            ------------  ------------  ------------  -----------   -----------  ------------
   TOTAL LIABILITIES......    30,122,555     3,001,508     2,177,129      186,164       463,378       897,388
                            ------------  ------------  ------------  -----------   -----------  ------------
  NET ASSETS..............  $373,329,418  $540,023,999  $469,599,213  $32,075,012   $85,755,117  $189,960,331
                            ============  ============  ============  ===========   ===========  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $        (55) $    --       $        180  $     6,558   $     2,631  $    151,806
   Accumulated net
    realized gain (loss)
    on investments........        15,267       (65,074)      (57,655)    (407,086)     (659,160)     (185,006)
   Unrealized appreciation
    of investments........       --            --            --           185,445       532,714       811,854
   Par value (Note 4).....       373,314       540,119       469,820        4,588        12,022        21,210
   Paid-in capital in
    excess of par value...   372,940,892   539,548,954   469,186,868   32,285,507    85,866,910   189,160,467
                            ------------  ------------  ------------  -----------   -----------  ------------
  TOTAL NET ASSETS........  $373,329,418  $540,023,999  $469,599,213  $32,075,012   $85,755,117  $189,960,331
                            ============  ============  ============  ===========   ===========  ============
  Shares of Common Stock
   Outstanding............   373,314,108   540,118,926   469,820,476    4,588,443    12,021,899    21,210,605
  NET ASSET VALUE PER
   SHARE..................         $1.00         $1.00         $1.00        $6.99         $7.13         $8.96
                                   =====         =====         =====        =====         =====         =====

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                  INTERMEDIATE-
                                                                      SHORT-TERM      TERM
                                 TREASURY   GOVERNMENT                GOVERNMENT     MANAGED      MANAGED
                                  MONEY        MONEY        MONEY     SECURITIES     INCOME       INCOME
                                   FUND        FUND         FUND         FUND         FUND         FUND
                                ----------  -----------  -----------  ----------  ------------- -----------
  INVESTMENT INCOME:
   Interest income...........   $9,806,686  $14,250,042  $13,333,877  $  922,688   $2,654,590   $ 6,264,634
                                ----------  -----------  -----------  ----------   ----------   -----------
  EXPENSES:
   Investment advisory fees
    (Note 2).................      551,575      647,703      598,614      46,508      144,053       711,251
   Administration fees (Note
    2).......................      281,303      396,394      366,352      23,719       62,972       145,095
   Custodian fees............       49,693       73,382       69,315       6,997       13,476        28,569
   Administrative servicing
    fees (Note 2)............       29,475       74,931      104,235       9,561       18,138        21,238
   Legal and audit fees......       25,002       36,595       32,751       2,090        5,405        13,055
   Directors' fees and
    expenses (Note 2)........        8,852       13,088       12,031         725        1,971         4,702
   Registration and filing
    fees.....................        6,082       10,420       11,017       6,706        6,726         5,751
   Shareholder reports.......        5,427        7,911        7,209       1,147        2,990         7,102
   Shareholder servicing
    agent fees...............        4,741        9,109       23,455       3,662        9,646        17,362
   Amortization of
    organization costs (Note
    5).......................       --          --           --            2,094        2,094       --
   Miscellaneous expenses....       11,047       19,229       12,395       1,715        3,443         7,414
                                ----------  -----------  -----------  ----------   ----------   -----------
   TOTAL EXPENSES............      973,197    1,288,762    1,237,374     104,924      270,914       961,539
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..      (29,475)     (74,931)    (104,235)     (9,561)     (18,138)     (116,081)
                                ----------  -----------  -----------  ----------   ----------   -----------
   NET EXPENSES..............      943,722    1,213,831    1,133,139      95,363      252,776       845,458
                                ----------  -----------  -----------  ----------   ----------   -----------
  NET INVESTMENT INCOME......    8,862,964   13,036,211   12,200,738     827,325    2,401,814     5,419,176
                                ----------  -----------  -----------  ----------   ----------   -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss)
    on
    security transactions....       31,781       (5,362)      12,947       7,261      224,694     4,652,777
   Change in unrealized
    appreciation/depreciation
    of investments...........       --          --           --          268,226    2,880,814     3,032,828
                                ----------  -----------  -----------  ----------   ----------   -----------
  NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS...............       31,781       (5,362)      12,947     275,487    3,105,508     7,685,605
                                ----------  -----------  -----------  ----------   ----------   -----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS................   $8,894,745  $13,030,849  $12,213,685  $1,102,812   $5,507,322   $13,104,781
                                ==========  ===========  ===========  ==========   ==========   ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     INTERMEDIATE-
                                                                        SHORT-TERM       TERM
                                TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED      MANAGED
                                 MONEY         MONEY         MONEY      SECURITIES      INCOME        INCOME
                                  FUND          FUND          FUND         FUND          FUND          FUND
                              ------------  ------------  ------------  -----------  ------------- ------------
  SIX MONTHS ENDED SEPTEMBER
   30, 1997 (UNAUDITED)
  Net investment income.....  $  8,862,964  $ 13,036,211  $ 12,200,738  $   827,325   $ 2,401,814  $  5,419,176
  Net realized gain (loss)
   on investments...........        31,781        (5,362)       12,947        7,261       224,694     4,652,777
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................       --            --            --           268,226     2,880,814     3,032,828
                              ------------  ------------  ------------  -----------   -----------  ------------
  Net increase in net assets
   resulting from
   operations...............     8,894,745    13,030,849    12,213,685    1,102,812     5,507,322    13,104,781
  Distributions to
   shareholders:
   From net investment
    income..................    (8,862,964)  (13,036,211)  (12,200,558)    (827,421)   (2,401,814)   (5,419,176)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    24,210,264     6,195,356   (28,480,081)     995,842     4,208,170    (3,621,442)
                              ------------  ------------  ------------  -----------   -----------  ------------
  Net increase (decrease) in
   net assets...............    24,242,045     6,189,994   (28,466,954)   1,271,233     7,313,678     4,064,163
  NET ASSETS:
   Beginning of period......   349,087,373   533,834,005   498,066,167   30,803,779    78,441,439   185,896,168
                              ------------  ------------  ------------  -----------   -----------  ------------
   End of period (1)........  $373,329,418  $540,023,999  $469,599,213  $32,075,012   $85,755,117  $189,960,331
                              ============  ============  ============  ===========   ===========  ============
 --------
   (1) Including
     undistributed
     (distributions in
     excess of)
     net investment income..  $        (55) $    --       $        180  $     6,558   $     2,631  $    151,806
                              ============  ============  ============  ===========   ===========  ============
  YEAR ENDED MARCH 31, 1997
  Net investment income.....  $ 14,144,417  $ 25,698,097  $ 20,072,541  $ 1,540,194   $ 4,272,726  $  9,936,780
  Net realized gain (loss)
   on investments...........        22,566         3,043        (3,532)     (20,055)     (394,734)   (1,257,478)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................       --            --            --          (201,234)   (1,732,379)   (1,646,840)
                              ------------  ------------  ------------  -----------   -----------  ------------
  Net increase in net assets
   resulting from
   operations...............    14,166,983    25,701,140    20,069,009    1,318,905     2,145,613     7,032,462
  Distributions to
   shareholders:
   From net investment
    income..................   (14,144,362)  (25,698,097)  (20,072,541)  (1,533,540)   (4,276,615)   (9,852,741)
   In excess of net
    investment income.......           (55)      --            --           --            --            --
  Increase in net assets
   from fund share transac-
   tions (Note 4)...........    90,895,420    72,360,696   103,785,017    5,950,622    11,932,322    99,816,809
                              ------------  ------------  ------------  -----------   -----------  ------------
  Net increase in net
   assets...................    90,917,986    72,363,739   103,781,485    5,735,987     9,801,320    96,996,530
  NET ASSETS:
   Beginning of year........   258,169,387   461,470,266   394,284,682   25,067,792    68,640,119    88,899,638
                              ============  ============  ============  ===========   ===========  ============
   End of year (2)..........  $349,087,373  $533,834,005  $498,066,167  $30,803,779   $78,441,439  $185,896,168
                              ============  ============  ============  ===========   ===========  ============
 --------
   (2) Including
     undistributed
     (distributions in
     excess of)
     net investment income..  $        (55) $    --       $    --       $     6,654   $     2,631  $    151,806
                              ============  ============  ============  ===========   ===========  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS
 For a Fund share outstanding throughout each period.

                                                                                       DIVIDENDS   DISTRIBUTIONS
                           NET ASSET             NET REALIZED    TOTAL    DIVIDENDS   IN EXCESS OF   FROM NET
                            VALUE,      NET     AND UNREALIZED    FROM     FROM NET       NET        REALIZED
                           BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT INVESTMENT   INVESTMENT     GAIN ON
                           OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME       INCOME     INVESTMENTS
                           --------- ---------- -------------- ---------- ----------  ------------ -------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1993...................   $1.00    $0.02987        --        $0.02987  $(0.02987)       --        $(0.00030)
   1994...................    1.00     0.02590        --         0.02590   (0.02590)       --           --
   1995...................    1.00     0.04165        --         0.04165   (0.04165)       --           --
   1996...................    1.00     0.05043        --         0.05043   (0.05043)       --           --
   1997...................    1.00     0.04676        --         0.04676   (0.04676)       -- +++       --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    1.00     0.02416        --         0.02416   (0.02416)       --           --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1993...................   $1.00    $0.03205        --        $0.03205  $(0.03205)       --           --
   1994...................    1.00     0.02736        --         0.02736   (0.02736)       --           --
   1995...................    1.00     0.04397        --         0.04397   (0.04397)       --           --
   1996...................    1.00     0.05296        --         0.05296   (0.05296)       --           --
   1997...................    1.00     0.04862        --         0.04862   (0.04862)       --           --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    1.00     0.02522        --         0.02522   (0.02522)       --           --
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1993...................   $1.00    $0.03234        --        $0.03234  $(0.03234)       --           --
   1994...................    1.00     0.02780        --         0.02780   (0.02780)       --           --
   1995...................    1.00     0.04494     $0.00002      0.04496   (0.04496)       --           --
   1996...................    1.00     0.05336        --         0.05336   (0.05336)       --           --
   1997...................    1.00     0.04888        --         0.04888   (0.04888)       --           --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    1.00     0.02554        --         0.02554   (0.02554)       --           --
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.06     $   0.06     $   0.12  $   (0.06)       --           --
   1994...................    7.06        0.24        (0.09)        0.15      (0.24)       --        $  (0.02)
   1995...................    6.93        0.33        (0.04)        0.29      (0.33)       --           --
   1996...................    6.89        0.40         0.09         0.49      (0.40)       --           --
   1997...................    6.98        0.38        (0.06)        0.32      (0.37)       --           --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    6.93        0.19         0.06         0.25      (0.19)       --           --
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.08     $   0.19     $   0.27  $   (0.08)       --           --
   1994...................    7.19        0.31        (0.27)        0.04      (0.31)       --           --
   1995...................    6.83        0.39        (0.07)        0.32      (0.39)       --           --
   1996...................    6.75        0.43         0.31         0.74      (0.43)       --           --
   1997...................    7.06        0.41        (0.19)        0.22      (0.41)       --           --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    6.87        0.21         0.26         0.47      (0.21)       --           --
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1993...................   $9.15    $   0.58     $   0.79     $   1.37  $   (0.58)       --        $  (0.30)
   1994...................    9.64        0.47        (0.26)        0.21      (0.47)       --           (0.31)
   1995...................    8.57        0.51        (0.18)        0.33      (0.51)       --           --
   1996...................    8.39        0.55         0.44         0.99      (0.54)       --           --
   1997...................    8.84        0.51        (0.24)        0.27      (0.51)       --           --
   Six Months Ended
    September 30, 1997
    (Unaudited)...........    8.60        0.25         0.36         0.61      (0.25)       --           --

  * Commencement of operations.
 ** Annualized.
*** Not Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchase of shares. The sales load was eliminated effective February 14, 1997.
+++ Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                                                                RATIO OF   RATIO OF    RATIO OF
                               DISTRIBUTIONS                                                      NET        GROSS       NET
                               IN EXCESS OF                  NET ASSET             NET ASSETS, OPERATING   OPERATING  INVESTMENT
                               NET REALIZED                   VALUE,                   END      EXPENSES   EXPENSES     INCOME
                                  GAIN ON          TOTAL        END     TOTAL       OF PERIOD  TO AVERAGE TO AVERAGE  TO AVERAGE
                                INVESTMENTS    DISTRIBUTIONS OF PERIOD RETURN++      (000'S)   NET ASSETS NET ASSETS+ NET ASSETS
                               -------------   ------------- --------- --------    ----------- ---------- ----------- ----------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1993...................          --           $(0.03017)    $1.00     3.06%     $  227,794     0.58%      0.58%       2.97%
   1994...................          --            (0.02590)     1.00     2.62%        254,683     0.58%      0.58%       2.59%
   1995...................          --            (0.04165)     1.00     4.25%        196,932     0.55%      0.57%       4.09%
   1996...................          --            (0.05043)     1.00     5.16%        258,169     0.55%      0.57%       5.03%
   1997...................          --            (0.04676)     1.00     4.78%        349,087     0.52%      0.54%       4.68%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --            (0.02416)     1.00     2.44%***     373,329     0.51%**    0.53%**     4.82%**
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1993...................          --           $(0.03205)    $1.00     3.20%     $  710,491     0.50%      0.50%       3.20%
   1994...................          --            (0.02736)     1.00     2.77%      1,034,908     0.50%      0.50%       2.74%
   1995...................          --            (0.04397)     1.00     4.49%        725,774     0.50%      0.53%       4.38%
   1996...................          --            (0.05296)     1.00     5.43%        461,470     0.50%      0.53%       5.36%
   1997...................          --            (0.04862)     1.00     4.97%        533,834     0.47%      0.51%       4.86%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --            (0.02522)     1.00     2.55%***     540,024     0.47%**    0.50%**     5.03%**
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1993...................          --           $(0.03234)    $1.00     3.25%     $  784,016     0.51%      0.51%       3.21%
   1994...................          --            (0.02780)     1.00     2.82%        736,077     0.51%      0.51%       2.78%
   1995...................          --            (0.04496)     1.00     4.59%        824,578     0.49%      0.52%       4.49%
   1996...................          --            (0.05336)     1.00     5.47%        394,285     0.50%      0.53%       5.40%
   1997...................          --            (0.04888)     1.00     5.00%        498,066     0.47%      0.53%       4.89%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --            (0.02554)     1.00     2.58%***     469,599     0.47%**    0.52%**     5.10%**
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................          --           $   (0.06)    $7.06     1.70%***  $   13,367     0.62%**    0.82%**     3.62%**
   1994...................        $(0.02)            (0.28)     6.93     2.12%         25,233     0.62%      0.65%       3.42%
   1995...................          --               (0.33)     6.89     4.30%         25,216     0.61%      0.67%       4.80%
   1996...................          --               (0.40)     6.98     7.27%         25,068     0.61%      0.80%       5.72%
   1997...................          --               (0.37)     6.93     4.77%         30,804     0.61%      0.70%       5.42%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --               (0.19)     6.99     3.59%***      32,075     0.62%**    0.68%**     5.34%**
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................          --           $   (0.08)    $7.19     3.86%***  $   19,478     0.72%**    0.98%**     4.69%**
   1994...................        $(0.09)            (0.40)     6.83     0.45%         42,564     0.69%      0.69%       4.31%
   1995...................         (0.01)            (0.40)     6.75     4.95%         47,928     0.66%      0.68%       5.91%
   1996...................          --               (0.43)     7.06    11.13%         68,640     0.64%      0.68%       6.06%
   1997...................          --               (0.41)     6.87     3.25%         78,441     0.63%      0.68%       5.91%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --               (0.21)     7.13     6.85%***      85,755     0.61%**    0.66%**     5.83%**
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1993...................          --           $   (0.88)    $9.64    15.74%     $  110,620     0.89%      1.04%       6.19%
   1994...................        $(0.50)            (1.28)     8.57     1.73%        110,903     0.90%      1.06%       4.89%
   1995...................          --               (0.51)     8.39     4.06%         86,024     1.00%      1.12%       6.09%
   1996...................          --               (0.54)     8.84    11.86%         88,900     0.96%      1.12%       6.09%
   1997...................          --               (0.51)     8.60     3.17%        185,896     0.90%      1.04%       5.90%
   Six Months Ended
    September 30, 1997
    (Unaudited)...........          --               (0.25)     8.96     7.19%***     189,960     0.89%**    1.01%**     5.71%**


                                   PORTFOLIO   FEE
                                   TURNOVER  WAIVERS
                                     RATE    (NOTE 2)
                                   --------- --------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1993...................            --        --
   1994...................            --     $0.00001
   1995...................            --      0.00019
   1996...................            --      0.00021
   1997...................            --      0.00026
   Six Months Ended
    September 30, 1997
    (Unaudited)...........            --      0.00008
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1993...................            --        --
   1994...................            --     $0.00003
   1995...................            --      0.00024
   1996...................            --      0.00031
   1997...................            --      0.00035
   Six Months Ended
    September 30, 1997
    (Unaudited)...........            --      0.00014
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1993...................            --        --
   1994...................            --     $0.00002
   1995...................            --      0.00026
   1996...................            --      0.00037
   1997...................            --      0.00052
   Six Months Ended
    September 30, 1997
    (Unaudited)...........            --      0.00022
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................             93%**    --
   1994...................            267%      --
   1995...................            198%      --
   1996...................             77%   $   0.01
   1997...................             82%       0.01
   Six Months Ended
    September 30, 1997
    (Unaudited)...........             18%**    --   +++
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................             66%** $   0.01
   1994...................            385%      --
   1995...................            682%      --
   1996...................            129%      --
   1997...................            129%      --   +++
   Six Months Ended
    September 30, 1997
    (Unaudited)...........            125%**    --   +++
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1993...................            455%   $   0.02
   1994...................            459%       0.02
   1995...................            492%       0.01
   1996...................            165%       0.01
   1997...................            238%       0.01
   Six Months Ended
    September 30, 1997
    (Unaudited)...........            801%**     0.01

  * Commencement of operations.
 ** Annualized.
*** Not Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchase of shares. The sales load was eliminated effective February 14, 1997.
+++ Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TREASURY MONEY FUND

  PRINCIPAL                                              DISCOUNT    VALUE
    AMOUNT                                                 RATE     (NOTE 1)
  ---------                                              -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 105.81%
              Federal Home Loan Bank
 $120,000,000 10/01/97.................................    5.98%  $120,000,000
              U.S. Treasury Bills
  100,000,000 10/31/97.................................    5.29    100,024,127
  175,000,000 12/31/97.................................    5.26    174,989,966
                                                                  ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $395,014,093)..........            395,014,093
                                                                  ------------

                                                                    VALUE
  SHARES                                                           (NOTE 1)
  ------                                                         ------------
 OTHER SHORT-TERM INVESTMENTS -- 1.00%
 3,732,297 Dreyfus Government Cash Management Fund
           (Cost $3,732,297)...........................          $  3,732,297
                                                                 ------------
 TOTAL INVESTMENTS
 (Cost $398,746,390*)................................... 106.81% $398,746,390
 OTHER ASSETS & LIABILITIES (NET).......................  (6.81)  (25,416,972)
                                                         ------  ------------
 NET ASSETS............................................. 100.00% $373,329,418
                                                         ======  ============

--------
 *Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
GOVERNMENT MONEY FUND


  PRINCIPAL                                              DISCOUNT    VALUE
    AMOUNT                                                 RATE     (NOTE 1)
  ---------                                              -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.32%
              Federal Home Loan Bank
 $352,560,000 10/01/97.................................    5.99%  $352,560,000
  100,000,000 12/24/97.................................    5.42     98,736,500
              Federal Home Loan  Mortgage Corp.
   20,000,000 10/31/97.................................    5.49     19,908,500
              Federal National Mortgage  Association
   40,000,000 11/13/97.................................    5.47     39,738,656
   20,000,000 11/14/97.................................    5.26#    19,998,832
                                                                  ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $530,942,488)..........            530,942,488
                                                                  ------------
  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
  ---------                                                       ------------
 REPURCHASE AGREEMENT -- 2.13%
 $11,513,401 Agreement with Fuji Securities Inc., 6.20%
              dated 09/30/97, due 10/01/97, to be
              repurchased at $11,515,384,
              collateralized by $8,640,484 Federal Home
              Loan Bank Discount Notes, due 12/26/97,
              valued at $8,521,677, and $3,321,402
              Federal National Mortgage Association
              Discount Notes, due 03/30/98, valued at
              $3,230,063
              (Cost $11,513,401).......................           $ 11,513,401
                                                                  ------------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 0.08%
     409,948 Dreyfus Government Cash Management Fund
              (Cost $409,948)..........................                409,948
                                                                  ------------
 TOTAL INVESTMENTS
 (Cost $542,865,837*)...................................  100.53% $542,865,837
 OTHER ASSETS & LIABILITIES (NET).......................   (0.53)   (2,841,838)
                                                          ------  ------------
 NET ASSETS.............................................  100.00% $540,023,999
                                                          ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 1997.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
MONEY FUND


  PRINCIPAL                                               DISCOUNT    VALUE
    AMOUNT                                                  RATE     (NOTE 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 28.75%
 $135,000,000 Federal Home Loan Bank 10/1/97
              (Cost $135,000,000)......................     5.94%  $135,000,000
                                                                   ------------
 COMMERCIAL PAPER -- 65.93%
    8,364,000 Abbott Laboratories, 10/16/97............     5.55      8,344,658
              American Express Co.,
   20,000,000 12/29/97.................................     5.59     20,000,000
   20,000,000 12/31/97.................................     5.52     19,720,933
   20,000,000 Asset Securitization Corp., 12/5/97......     5.54     19,799,944
   20,000,000 Barclays Bank PLC NY, 6/30/98............     6.02     19,988,607
   15,000,000 Bear Stearns Co., Inc., 2/20/98..........     5.37#    15,000,000
   10,500,000 Campbell Soup Co., 10/30/97..............     5.55     10,453,056
              Dow Jones & Co., Inc.,
    5,600,000 10/20/97.................................     5.55      5,583,597
   10,000,000 10/24/97.................................     5.55      9,964,542
   20,000,000 Dupont Instruments Corp., 10/23/97.......     5.54     19,932,289
   20,000,000 General Electric Capital Corp.,
              11/21/97.................................     5.58     20,000,000
   20,000,000 Goldman, Sachs & Co., 10/24/97...........     5.57     19,928,828
   11,000,000 H.J. Heinz Co., 10/28/97.................     5.55     10,954,213
   20,000,000 Merrill Lynch & Co., Inc., 11/7/97.......     5.55     19,885,917
   20,000,000 Metlife Funding, Inc., 11/5/97...........     5.52     19,892,667
   13,000,000 Motorola, Inc., 10/14/97.................     5.55     12,973,946
   16,500,000 Northern Illinois Gas Co., 10/14/97......     5.55     16,466,931
   20,000,000 PHH Corp., 12/19/97......................     5.53     19,757,294
    8,832,000 Procter & Gamble Co., 10/17/97...........     5.55      8,810,214
   12,250,000 Xerox Corp., 12/4/97.....................     5.51     12,130,004
                                                                   ------------
              TOTAL COMMERCIAL PAPER
              (Cost $309,587,640)......................             309,587,640
                                                                   ------------
  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
  ---------                                                       ------------
 REPURCHASE AGREEMENT -- 2.80%
 $13,166,346 Agreement with Fuji Securities Inc.,
             6.20%, dated 09/30/97, due 10/01/97, to be
             repurchased at $13,168,614, collateralized
             by $9,880,973 Federal Home Loan Bank
             Discount Notes, due 12/26/97, valued at
             $9,745,109, and $3,798,246 Federal
             National Mortgage Association Discount
             Notes, due 03/30/98, valued at $3,693,794
             (Cost $13,166,346)........................           $ 13,166,346
                                                                  ------------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 2.88%
  13,551,409 Dreyfus Government Cash Management Fund
             (Cost $13,551,409)........................             13,551,409
                                                                  ------------
 TOTAL INVESTMENTS (Cost $471,305,395*).................  100.36% $471,305,395
 OTHER ASSETS & LIABILITIES (NET).......................   (0.36)   (1,706,182)
                                                          ------  ------------
 NET ASSETS.............................................  100.00% $469,599,213
                                                          ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 1997.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
SHORT-TERM GOVERNMENT SECURITIES FUND


  PRINCIPAL                                                 COUPON     VALUE
   AMOUNT                                                    RATE    (NOTE 1)
  ---------                                                 ------  -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 95.53%
             Federal Home Loan Bank
 $11,725,000 10/01/97....................................    6.00%+ $11,725,000
             Federal National Mortgage Association
   1,593,190 04/01/01....................................    5.50     1,564,688
             Private Export Funding
     320,000 03/15/01....................................    5.50       314,733
             Student Loan Marketing Association
   1,475,000 03/03/98....................................    7.00     1,483,993
             U.S. Treasury Notes
   1,000,000 05/15/98....................................    6.13     1,003,751
   2,000,000 02/15/99....................................    5.00     1,980,626
   2,000,000 07/31/99....................................    5.88     2,001,876
   4,055,000 01/31/00....................................    7.75     4,219,738
   6,285,000 08/31/00....................................    6.25     6,345,889
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $30,454,849)..........................            30,640,294
                                                                    -----------
                                                                        VALUE
  SHARES                                                              (NOTE 1)
  ------                                                             -----------
 OTHER SHORT-TERM INVESTMENTS -- 3.79%
  541,359 Dreyfus Government Cash Management Fund.........           $   541,359
  674,112 Fidelity U.S. Treasury II Fund..................               674,112
                                                                     -----------
          TOTAL OTHER SHORT-TERM INVESTMENTS
          (Cost $1,215,471)...............................             1,215,471
                                                                     -----------
 TOTAL INVESTMENTS
  (Cost $31,670,320*)......................................   99.32% $31,855,765
 OTHER ASSETS & LIABILITIES (NET)..........................    0.68      219,247
                                                             ------  -----------
 NET ASSETS................................................  100.00% $32,075,012
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Discount Rate.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERMEDIATE-TERM MANAGED INCOME FUND


  PRINCIPAL                                                COUPON      VALUE
   AMOUNT                                                   RATE     (NOTE 1)
  ---------                                                ------   -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 78.62%
             Federal Home Loan
             Mortgage Corp.
 $ 2,000,000 07/30/07...................................    3.48%#  $   982,888
      31,461 Pool #218374, 07/01/02.....................   10.50         33,440
   2,000,000 Series 16, Class PH, 04/25/21..............    6.75      2,012,320
   6,000,000 Federal National Mortgage Association,
             11/23/01...................................    6.35      6,017,514
             Government National Mortgage Association
     203,304 Pool #195801, 01/15/17.....................    8.50        212,961
     228,102 Pool #195833, 04/15/17.....................    8.50        238,937
     158,885 Pool #212760, 04/15/17.....................    8.50        166,432
     110,226 Pool #334299, 05/15/23.....................    8.00        114,049
   1,733,751 Pool #367412, 11/15/23.....................    6.00      1,653,024
   3,735,379 Pool #366379, 12/15/23.....................    6.50      3,656,002
   5,007,427 Pool #353454, 05/15/27.....................    7.50      5,096,609
             U.S. Treasury Notes
   4,000,000 10/31/99...................................    7.50      4,128,752
   1,000,000 10/31/01...................................    6.25      1,010,001
   3,000,000 06/30/02...................................    6.25      3,029,064
  26,000,000 08/15/03...................................    5.75     25,610,026
   5,000,000 02/15/06...................................    5.63      4,823,440
   1,500,000 10/15/06...................................    6.50      1,532,345
   4,500,000 02/15/07...................................    6.25      4,525,317
   2,500,000 05/15/07...................................    6.63      2,582,815
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $66,853,954).........................             67,425,936
                                                                    -----------
 CORPORATE BONDS -- 6.35%
   2,500,000 Anheuser-Busch Co., Inc., 09/01/05.........    7.00      2,554,930
   3,000,000 Ford Motor Credit, 01/09/06................    6.13      2,888,580
                                                                    -----------
             TOTAL CORPORATE BONDS (Cost $5,482,778)....              5,443,510
                                                                    -----------
  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
  ---------                                                         -----------
 REPURCHASE AGREEMENT -- 13.21%
 $11,328,000 Agreement with Fuji Securities Inc., 6.20%,
             dated 09/30/97, due 10/01/97, to be
             repurchased at $11,329,951, collateralized
             by $8,501,346 Federal Home Loan Bank
             Discount Notes, due 12/26/97, valued at
             $8,384,452, and $3,267,917 Federal National
             Mortgage Association Discount Notes, due
             03/30/98, valued at $3,178,050
             (Cost $11,328,000)..........................           $11,328,000
                                                                    -----------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 1.17%
     409,999 Dreyfus Government Cash Management Fund.....               409,999
     592,166 Fidelity U.S. Treasury II Fund..............               592,166
                                                                    -----------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $1,002,165)...........................             1,002,165
                                                                    -----------
 TOTAL INVESTMENTS
 (Cost $84,666,897*)......................................   99.35% $85,199,611
 OTHER ASSETS & LIABILITIES (NET).........................    0.65      555,506
                                                            ------  -----------
 NET ASSETS...............................................  100.00% $85,755,117
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
# Discount Rate.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
MANAGED INCOME FUND


  PRINCIPAL                                                 COUPON    VALUE
   AMOUNT                                                    RATE    (NOTE 1)
  ---------                                                 ------ ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 60.81%
             Government National
             Mortgage Association
 $ 4,969,587 Pool #8988, 10/20/26........................    5.50% $  4,947,970
   5,780,465 Pool #442541, 05/15/27......................    7.50     5,883,415
  14,925,000 Pool #80094, 07/20/27.......................    6.00    15,036,042
   5,391,380 Pool #423090, 08/15/27......................    7.50     5,487,400
   4,950,005 Pool #455474, 08/15/27......................    7.50     5,038,165
   6,930,000 Pool #451459, 09/15/27......................    7.50     7,053,423
             U.S. Treasury Bond
  39,000,000 02/15/23....................................    7.13    42,059,082
             U.S. Treasury Notes
   5,840,000 08/31/01....................................    6.50     5,947,678
   4,000,000 08/31/02....................................    6.25     4,038,752
  20,000,000 08/15/07....................................    6.13    20,018,760
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $114,968,606).........................           115,510,687
                                                                   ------------
 CORPORATE BONDS -- 21.91%
   5,000,000 Amgen, Inc., 04/01/69.......................    8.13     5,504,810
   5,000,000 Associates Corp. of North America,
             09/27/02....................................    6.71     5,053,815
   5,000,000 Chase Manhattan Corp., 05/01/02.............    8.63     5,432,400
   5,000,000 Chrysler Corp., 08/01/2097..................    7.40     5,044,525
   5,000,000 First Union Corp., 11/15/02.................    8.00     5,331,485
   9,500,000 General Electric Capital Services,
             08/21/35....................................    7.50    10,225,192
   5,000,000 +Goldman Sachs Group, 07/15/02..............    6.60     5,035,930
                                                                   ------------
             TOTAL CORPORATE BONDS (Cost $41,365,392)....            41,628,157
                                                                   ------------
 ASSET-BACKED SECURITIES -- 4.74%
   8,970,000 IMC Home Equity Loan Trust, Series 1997-5
             A5, 06/20/13
             (Cost $8,991,023)...........................    6.61     8,998,031
                                                                   ------------
  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
  ---------                                                        ------------
 REPURCHASE AGREEMENT -- 9.40%
 $17,865,000 Agreement with Fuji Securities Inc., 6.20%,
             dated 09/30/97, due 10/01/97, to be
             repurchased at $17,868,077, collateralized
             by $13,407,180 Federal Home Loan Bank
             Discount Notes, due 12/26/97, valued at
             $13,222,832, and $5,153,720 Federal
             National Mortgage Association Discount
             Notes, due 03/30/98, valued at $5,011,993
             (Cost $17,865,000).........................           $ 17,865,000
                                                                   ------------
   SHARES
   ------
 OTHER SHORT-TERM INVESTMENTS -- 2.42%
   2,297,012 Dreyfus Government Cash Management Fund....              2,297,012
   2,298,925 Fidelity U.S. Treasury II Fund.............              2,298,925
                                                                   ------------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $4,595,937)..........................              4,595,937
                                                                   ------------
 TOTAL INVESTMENTS
 (Cost $187,785,958*)....................................   99.28% $188,597,812
 OTHER ASSETS & LIABILITIES (NET)........................    0.72     1,362,519
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $189,960,331
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, these securities amounted to $5,035,930 or 2.65% of net assets.

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund, Money Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  With regard to Treasury Money Fund, Government Money Fund and Money Fund, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of these Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of these Portfolios will not vary. The net asset values of the shares in Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (A) PORTFOLIO VALUATION:

    Treasury Money Fund, Government Money Fund and Money Fund: Securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

    Portfolio securities held by Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub- custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Treasury Money Fund, Government Money Fund and Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1997, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                     EXPIRATION DATE MARCH 31,
                            -------------------------------------------
                             2001    2002      2003     2004     2005     TOTAL
                            ------- ------- ---------- ------- -------- ----------
   Treasury Money Fund..... $   --  $13,000 $      --  $ 4,000 $    --  $   17,000
   Government Money Fund...  10,000     --      48,000   1,000      --      59,000
   Money Fund..............  14,000     --      21,000  20,000   12,000     67,000
   Short -Term Government
    Securities Fund........     --      --     393,000     --    14,000    407,000
   Intermediate-Term
    Managed Income Fund....  20,000   2,000    467,000     --   374,000    863,000
   Managed Income Fund.....     --      --   3,291,000     --   842,000  4,133,000

    At September 30, 1997, aggregate gross unrealized appreciation (depreciation) for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      TAX BASIS     TAX BASIS    NET UNREALIZED
                                      UNREALIZED    UNREALIZED    APPRECIATION
                                     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                     ------------ -------------- --------------
   Treasury Money Fund.............    $    --      $     --        $    --
   Government Money Fund...........         --            --             --
   Money Fund......................         --            --             --
   Short-Term Government Securities
    Fund...........................     211,811       (26,366)       185,445
   Intermediate-Term Managed Income
    Fund...........................     792,270      (259,556)       532,714
   Managed Income Fund.............     927,756      (115,902)       811,854

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Government Money Fund and Money Fund, .30% of the average daily net assets of Treasury Money Fund and Short-Term Government Securities Fund, .35% of the average daily net assets of Intermediate-Term Managed Income Fund and .75% of the average daily net assets of Managed Income Fund. Prior to May 15, 1997, U.S. Trust NY served as the Portfolios' investment adviser pursuant to investment advisory agreements substantially similar to those currently in effect for the Portfolios. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to May 15, 1997, U.S. Trust NY, CGFSC and FAS served as the Portfolios' administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. For the six months ended September 30, 1997, Administration fees charged by U.S. Trust CT were as follows:

     Treasury Money Fund............................................... $47,445
     Government Money Fund.............................................  67,018
     Money Fund........................................................  61,661
     Short-Term Government Securities Fund.............................   4,007
     Intermediate-Term Managed Income Fund.............................  10,649
     Managed Income Fund...............................................  24,499

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund to maintain an annual expense ratio of not more than .62% and .72%, respectively. For the six-months ended September 30, 1997, no expenses were reimbursed pursuant to these voluntary actions. In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to .65% of the average daily net assets for Managed Income Fund. For the six months ended September 30, 1997, U.S. Trust waived investment advisory fees totaling $94,843 for Managed Income Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1997, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
      Treasury Money Fund.............................  $ 29,475       $--
      Government Money Fund...........................    74,879         52
      Money Fund......................................   104,234          1
      Short-Term Government Securities Fund...........     9,561        --
      Intermediate-Term Managed Income Fund...........    17,981        157
      Managed Income Fund.............................    21,144         94

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1997, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       PURCHASES      SALES
                                                      ------------ ------------
   Short-Term Government Securities Fund............. $  1,995,469 $  6,597,763
   Intermediate-Term Managed Income Fund.............   46,824,321   50,329,060
   Managed Income Fund...............................  669,871,907  660,511,152

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock representing interests in one of seventeen separate investment portfolios. Authorized capital currently offered for each Portfolio is as follows: 375 million shares each of the Treasury Money Fund and the Managed Income Fund, 1,500 million shares each of the Government Money Fund and the Money Fund, and 500 million shares each of the Short-Term Government Securities Fund and the Intermediate-Term Managed Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since Treasury Money Fund, Government Money Fund and Money Fund have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                    TREASURY MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/97         03/31/97
                                              ----------------  ---------------
Sold......................................... $ 1,202,713,884   $ 1,727,536,995
Issued as reinvestment of dividends..........         899,037         1,153,005
Redeemed.....................................  (1,179,402,657)   (1,637,794,580)
                                              ---------------   ---------------
Net Increase................................. $    24,210,264   $    90,895,420
                                              ===============   ===============
                                                   GOVERNMENT MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/97         03/31/97
                                              ----------------  ---------------
Sold......................................... $ 2,091,765,535   $ 3,287,998,018
Issued as reinvestment of dividends..........         563,528         1,121,860
Redeemed.....................................  (2,086,133,707)   (3,216,759,182)
                                              ---------------   ---------------
Net Increase................................. $     6,195,356   $    72,360,696
                                              ===============   ===============
                                                         MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/97         03/31/97
                                              ----------------  ---------------
Sold......................................... $ 1,204,390,619   $ 2,009,777,544
Issued as reinvestment of dividends..........       1,945,359         2,417,509
Redeemed.....................................  (1,234,816,059)   (1,908,410,036)
                                              ---------------   ---------------
Net Increase (Decrease)...................... $   (28,480,081)  $   103,785,017
                                              ===============   ===============

                                 SHORT-TERM GOVERNMENT SECURITIES FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED           YEAR ENDED
                                    09/30/97                03/31/97
                              ---------------------  ------------------------
                               SHARES     AMOUNT       SHARES       AMOUNT
                              --------  -----------  ----------  ------------
Sold.........................  706,501  $ 4,921,133   1,838,725  $ 12,799,856
Contribution in-kind.........      --           --      713,062     4,941,525
Issued as reinvestment of
 dividends...................   24,059      167,705      49,084       341,488
Redeemed..................... (588,531)  (4,092,996) (1,743,557)  (12,132,247)
                              --------  -----------  ----------  ------------
Net Increase.................  142,029  $   995,842     857,314  $  5,950,622
                              ========  ===========  ==========  ============

                                INTERMEDIATE-TERM MANAGED INCOME FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,852,912  $ 13,018,324   4,173,471  $ 29,210,056
Issued as reinvestment of
 dividends................     19,455       137,156      36,494       254,679
Redeemed.................. (1,274,167)   (8,947,310) (2,505,193)  (17,532,413)
                           ----------  ------------  ----------  ------------
Net Increase..............    598,200  $  4,208,170   1,704,772  $ 11,932,322
                           ==========  ============  ==========  ============
                                         MANAGED INCOME FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,514,315  $ 13,337,571   3,991,365  $ 34,928,291
Contribution in-kind......        --            --   10,913,709    94,076,172
Issued as reinvestment of
 dividends................    101,703       899,377     208,603     1,822,296
Redeemed.................. (2,029,305)  (17,858,390) (3,540,705)  (31,009,950)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (413,287) $ (3,621,442) 11,572,972  $ 99,816,809
                           ==========  ============  ==========  ============

5. ORGANIZATION COSTS

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.